Quarterly Report
September 30, 2019
MFS®  Value Series
MFS® Variable Insurance Trust

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.4%
Aerospace – 6.6%
Honeywell International, Inc.	253,993	$42,975,616
Lockheed Martin Corp.	63,666	24,833,560
Northrop Grumman Corp.	129,867	48,672,853
United Technologies Corp.	184,310	25,162,001
		$141,644,030
Alcoholic Beverages – 1.3%
Diageo PLC	657,396	$26,940,670
Apparel Manufacturers – 0.2%
Hanesbrands, Inc.	222,959	$3,415,732
Automotive – 1.1%
Aptiv PLC	211,883	$18,522,812
Harley-Davidson, Inc.	63,428	2,281,505
Lear Corp.	29,253	3,448,929
		$24,253,246
Broadcasting – 0.3%
Omnicom Group, Inc.	80,416	$6,296,573
Brokerage & Asset Managers – 2.5%
BlackRock, Inc.	43,433	$19,355,482
NASDAQ, Inc.	246,862	24,525,740
T. Rowe Price Group, Inc.	92,104	10,522,882
		$54,404,104
Business Services – 6.8%
Accenture PLC, “A”	294,610	$56,668,233
Cognizant Technology Solutions Corp., “A”	140,112	8,443,850
DXC Technology Co.	58,427	1,723,597
Equifax, Inc.	135,693	19,087,934
Fidelity National Information Services, Inc.	215,238	28,574,997
Fiserv, Inc. (a)	295,885	30,650,727
		$145,149,338
Cable TV – 3.0%
Comcast Corp., “A”	1,428,219	$64,384,113
Chemicals – 2.8%
3M Co.	113,653	$18,684,553
PPG Industries, Inc.	340,654	40,370,906
		$59,055,459
Construction – 2.2%
Sherwin-Williams Co.	43,672	$24,013,923
Stanley Black & Decker, Inc.	155,973	22,524,061
		$46,537,984
Consumer Products – 1.2%
Colgate-Palmolive Co.	61,018	$4,485,433
Kimberly-Clark Corp.	55,253	7,848,689
Procter & Gamble Co.	39,662	4,933,159
Reckitt Benckiser Group PLC	117,430	9,159,848
		$26,427,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.6%
Johnson Controls International PLC	771,850	$33,876,496
Electronics – 3.5%
Analog Devices, Inc.	146,458	$16,363,752
NXP Semiconductors N.V.	81,556	8,899,391
Texas Instruments, Inc.	379,861	49,093,236
		$74,356,379
Energy - Independent – 0.7%
EOG Resources, Inc.	155,188	$11,518,053
Pioneer Natural Resources Co.	34,743	4,369,627
		$15,887,680
Energy - Integrated – 1.9%
Chevron Corp.	145,474	$17,253,216
Exxon Mobil Corp.	210,378	14,854,791
Suncor Energy, Inc.	304,942	9,618,844
		$41,726,851
Food & Beverages – 3.9%
Archer Daniels Midland Co.	275,699	$11,322,958
Danone S.A.	119,404	10,518,273
General Mills, Inc.	56,815	3,131,643
J.M. Smucker Co.	72,318	7,956,426
Nestle S.A.	348,059	37,761,463
PepsiCo, Inc.	87,681	12,021,065
		$82,711,828
Health Maintenance Organizations – 1.6%
Cigna Corp.	228,865	$34,739,418
Insurance – 7.8%
Aon PLC	254,260	$49,217,108
Chubb Ltd.	280,758	45,325,571
Marsh & McLennan Cos., Inc.	225,082	22,519,454
MetLife, Inc.	156,230	7,367,807
Travelers Cos., Inc.	289,978	43,116,829
		$167,546,769
Machinery & Tools – 3.7%
Eaton Corp. PLC	289,390	$24,062,779
Illinois Tool Works, Inc.	214,307	33,536,902
Ingersoll-Rand Co. PLC, “A”	175,537	21,627,914
		$79,227,595
Major Banks – 11.3%
Bank of New York Mellon Corp.	385,712	$17,438,039
Goldman Sachs Group, Inc.	163,808	33,945,932
JPMorgan Chase & Co.	838,730	98,710,134
PNC Financial Services Group, Inc.	209,881	29,416,921
State Street Corp.	238,345	14,107,641
Wells Fargo & Co.	938,933	47,359,780
		$240,978,447
Medical & Health Technology & Services – 0.7%
McKesson Corp.	108,422	$14,816,951

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 7.4%
Abbott Laboratories	334,988	$28,028,446
Danaher Corp.	266,807	38,534,935
Medtronic PLC	587,938	63,861,825
Thermo Fisher Scientific, Inc.	99,270	28,914,373
		$159,339,579
Oil Services – 0.8%
Schlumberger Ltd.	486,113	$16,610,481
Other Banks & Diversified Financials – 6.6%
American Express Co.	136,486	$16,143,564
BB&T Corp.	601,857	32,121,108
Citigroup, Inc.	672,740	46,472,879
U.S. Bancorp	833,452	46,123,234
		$140,860,785
Pharmaceuticals – 6.8%
Johnson & Johnson	522,549	$67,607,390
Merck & Co., Inc.	279,086	23,493,459
Novartis AG	56,833	4,927,937
Pfizer, Inc.	1,128,262	40,538,454
Roche Holding AG	32,083	9,336,714
		$145,903,954
Printing & Publishing – 0.8%
Moody's Corp.	87,446	$17,911,564
Railroad & Shipping – 1.8%
Canadian National Railway Co.	137,701	$12,373,812
Union Pacific Corp.	161,795	26,207,554
		$38,581,366
Real Estate – 0.4%
Public Storage, Inc., REIT	35,508	$8,709,047
Specialty Chemicals – 0.9%
Corteva, Inc.	88,893	$2,489,004
DuPont de Nemours, Inc.	225,525	16,082,188
		$18,571,192
Telephone Services – 0.5%
Verizon Communications, Inc.	173,802	$10,490,689
Tobacco – 1.8%
Altria Group, Inc.	208,175	$8,514,358
Philip Morris International, Inc.	395,394	30,022,266
		$38,536,624
Utilities - Electric Power – 5.9%
Duke Energy Corp.	494,278	$47,381,489
FirstEnergy Corp.	609,046	29,374,289
Southern Co.	616,248	38,065,639
Xcel Energy, Inc.	171,217	11,110,271
		$125,931,688
Total Common Stocks		$2,105,823,761

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.09% (v)	33,972,199	$33,972,199

Other Assets, Less Liabilities – (0.0)%		(720,197)
Net Assets – 100.0%		$2,139,075,763
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $33,972,199 and $2,105,823,761, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,105,823,761	$—	$—	$2,105,823,761
Mutual Funds	33,972,199	—	—	33,972,199
Total	$2,139,795,960	$—	$—	$2,139,795,960
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,749,270	$254,174,371	$256,954,004	$2,562	$—	$33,972,199

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$357,993	$—